Victory Funds

Victory INCORE Investment Quality Bond VIP Series

(the “Fund”)

Supplement dated September 3, 2019

to the Prospectus dated May 1, 2019 (“Prospectus”)

Effective September 9, 2019, S. Brad Fush and Gregory D. Oviatt will resign as portfolio managers of the Fund. All references to Mr. Fush and Mr. Oviatt in the Prospectus are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Low Duration Bond VIP Series

(the “Fund”)

Supplement dated September 3, 2019

to the Prospectus dated May 1, 2019 (“Prospectus”)

Effective September 9, 2019, S. Brad Fush and Gregory D. Oviatt will resign as portfolio managers of the Fund. All references to Mr. Fush and Mr. Oviatt in the Prospectus are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated September 3, 2019

to the Statement of Additional Information

dated May 1, 2019 (“SAI”), as supplemented August 23, 2019

Effective September 9, 2019, S. Brad Fush and Gregory D. Oviatt will resign as portfolio managers of the Victory INCORE Investment Quality Bond VIP Series and Victory INCORE Low Duration Bond VIP Series. All references to Mr. Fush and Mr. Oviatt in the SAI are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.